NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION: Schedule of Other Payables and Accrued Expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Details
Provision for legal claims	$ 128	$ 128
Accrued expenses administrative (includes director fees in the amount of $7 and $8, in 2021 and 2020, respectively)	34	31
Other Accounts Payable and Accrued Liabilities	$ 162	$ 159